Intangible Assets, Net	12 Months Ended
Dec. 31, 2013
Goodwill And Intangible Assets Disclosure [Abstract]
Intangible Assets, Net

10. Intangible assets, net

Intangible assets other than goodwill consist of the following:

Continuing operations:	Weighted average amortization period	As of December 31,
		2012	2013
Gross amount
Lease agreements	6 years	$—	$2,200
Accumulated amortization
Lease agreements		—	(199)
Net intangible assets

Lease agreements		$—	$2,001

The intangible asset was acquired on June 2013. The Group recorded amortization expense of $199 for the year ended December 31, 2013, all of which were allocated to the cost of revenue. There was no impairment loss for the years ended December 31, 2013.